Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 6,224	$ 693
Trade receivables	411	581
Other current assets	242	64
Total current assets	6,877	1,338
Non-current assets:
Deferred offering costs		313
Property and equipment, net	16	15
Intangible assets, net	57	67
Goodwill	4,379	4,379
Total non-current assets	4,452	4,774
Total assets	11,329	6,112
Current liabilities:
Current maturities of loans, net	330	330
Account payables	18	33
Deferred revenues	19	31
Liability to controlling shareholder, net	278	126
Other current liabilities	341	425
Total current liabilities	986	945
Non-current liabilities:
Loans, net of current maturities	276	387
Liability to controlling shareholder, net	50	262
Derivative warrant liability	50	138
Convertible advanced investments		4,840
Total non-current liabilities	376	5,627
Commitments and contingent liabilities
Shareholders’ equity (deficit):
Ordinary Shares of NIS 0.05 par value each: Authorized: 222,000,000 and 14,307,116 shares at June 30, 2023 and December 31, 2022, respectively; Issued and outstanding: 12,882,896 and 2,578,760 shares at June 30, 2023 and December 31, 2022, respectively	177	51
Convertible Ordinary 1 and 2 Shares of NIS 0.05 par value each: Authorized: 0 and 1,496,880 shares at June 30, 2023 and December 31, 2022, respectively; Issued and outstanding: 0 and 1,496,880 at June 30, 2023 and December 31, 2022, respectively		5
Convertible Preferred Shares of NIS 0.05 par value each: Authorized: 0 and 6,196,004 shares at June 30, 2023 and December 31, 2022, respectively; Issued and outstanding: 0 and 5,714,400 shares and at June 30, 2023 and December 31, 2022, respectively		78
Additional paid-in capital	41,690	30,375
Accumulated deficit	(31,900)	(30,969)
Total shareholders’ equity (deficit)	9,967	(460)
Total liabilities and shareholders’ equity (deficit)	$ 11,329	$ 6,112